NOTES RECEIVABLE	6 Months Ended
Dec. 31, 2019
NOTES RECEIVABLE
NOTES RECEIVABLE

NOTE 5. NOTES RECEIVABLE

Notes receivables represented the non-interest-bearing commercial bills the Company received from the customers for the purpose of collection of sales amount, which ranged from three to six months from the date of issuance. As of June 30, 2019 and December 31, 2019, notes receivable were ¥3,073,680 and ¥4,060,506 ($582,736), respectively, As of June 30, 2019 and December 31, 2019, no notes were guaranteed or collateralized.